Net profit/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of Earnings Per Share Basic And Diluted
Basic net profit/(loss) per share and diluted net profit/(loss) per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net profit/(loss)	(107,717)	(33,740)	70,554
Less: Net profit/(loss) attributable to non-controlling interests	(51)	(2,553)	366

Net profit/(loss) attributable to common shares and redeemable preferred shares	(107,666)	(31,187)	70,188
Net profit/(loss) attributable to common shareholders-Basic and diluted	(107,666)	(31,187)	70,188

Denominator:
Denominator for basic profit/(loss) per share weighted-average common shares outstanding	1,021,861,206	1,021,958,881	1,000,940,698
Dilutive effect of restricted shares	—	—	—
Dilutive effect of share options	—	—	—
Denominator for diluted profit/(loss) per share weighted-average common shares outstanding	1,021,861,206	1,021,958,881	1,000,940,698
Basic and diluted profit/(loss) per share	(0.11)	(0.03)	0.07